Stock Option Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation Expense

Stock compensation expense was allocated between departments as follows

	Year ended
	December 31, 2014	December 31, 2013
Research & Development	$64,020	$14,431
Sales & Marketing	$8,335	—
General & Administrative	$273,080	$23,986

Total	$345,435	$38,417

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2014:

Year Ended December 31, 2014
Expected life (years)	5.8 - 6.1
Risk-free interest rate	1.6 - 1.8%
Volatility	43% - 59%
Dividend rate	0%

Summary of Stock Option Transactions

The following table summarizes stock option transactions for the years ended December 31, 2013 and December 31, 2014 as issued under the Plans:

	Options Available	Number of Shares	Average Exercise Price	Weighted Average Grant Date Fair Value Per Option
Balances, December 31, 2013	124,824	239,606	3.36
2014 Plan authorized	1,437,165
Closed 2010 Plan	(123,523)
Granted	(926,384)	926,384	7.15	$1.03
Forfeited	93,979	(93,979)	6.75	$1.03

Balances, December 31, 2014	606,061	1,072,011	6.34